Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Brazil: 3.7%
20,315		Banco do Brasil S.A.	$ 138,700	0.1
82,336		BB Seguridade Participacoes SA	494,078	0.4
86,978		Cia Siderurgica Nacional S.A.	243,368	0.2
23,249		JBS SA	98,742	0.1
46,599		Natura & Co. Holding SA	104,075	0.1
77,411		Raia Drogasil SA	342,501	0.3
28,889		Rumo SA	107,832	0.1
212,167		TIM SA/Brazil	530,279	0.5
77,349		Totvs S.A.	455,954	0.4
101,644		Vale SA	1,679,197	1.5
			4,194,726	3.7

		Chile: 0.4%
168,556		Cencosud SA	250,610	0.2
70,216		Empresas CMPC SA	116,304	0.1
64,015		Falabella SA	114,299	0.1
			481,213	0.4

		China: 30.5%
7,072		360 DigiTech, Inc. ADR	110,960	0.1
86,992		37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	218,607	0.2
1,286,000		Agricultural Bank of China Ltd. - H Shares	429,879	0.4
238,100	(1)	Alibaba Group Holding Ltd.	2,591,281	2.3
400,000		Aluminum Corp. of China Ltd. - H Shares	171,067	0.1
10,900		Anhui Gujing Distillery Co. Ltd. - B Shares	159,559	0.1
27,778		Anhui Yingjia Distillery Co. Ltd. - A Shares	187,054	0.2
33,000		Anta Sports Products Ltd.	392,213	0.3
6,669		Autohome, Inc. ADR	199,403	0.2
621,000		AviChina Industry & Technology Co. Ltd. - H Shares	293,115	0.3
8,650	(1)	Baidu, Inc.	116,737	0.1
2,747,000		Bank of China Ltd. - H Shares	973,534	0.8
115,000		Bank of Communications Co., Ltd. - H Shares	65,159	0.1
171,400		Bank of Jiangsu Co. Ltd. - A Shares	178,746	0.2
8,700		Beijing Easpring Material Technology Co. Ltd. - A Shares	75,539	0.1
45,000		Beijing Enterprises Holdings Ltd.	143,119	0.1
812,000		Bosideng International Holdings Ltd.	404,591	0.3
19,500		Byd Co., Ltd. - H Shares	496,466	0.4
2,195,000		China Cinda Asset Management Co. Ltd. - H Shares	288,768	0.2
80,000		China Coal Energy Co. - H Shares	74,383	0.1
854,000		China Communications Services Corp., Ltd. - H Shares	294,401	0.3
2,055,000		China Construction Bank - H Shares	1,243,686	1.1
738,000		China Everbright Bank Co. Ltd. - H Shares	220,020	0.2
221,000		China Hongqiao Group Ltd.	208,859	0.2
41,000		China Longyuan Power Group Corp. Ltd. - H Shares	50,566	0.0
166,000		China Medical System Holdings Ltd.	243,130	0.2
122,000		China Meidong Auto Holdings Ltd.	232,209	0.2
54,000		China Mengniu Dairy Co., Ltd.	242,875	0.2
137,500		China Merchants Bank Co., Ltd. - H Shares	698,369	0.6
181,485		China Merchants Port Holdings Co. Ltd.	264,901	0.2
104,000		China National Building Material Co., Ltd. - H Shares	92,731	0.1
280,000		China Oilfield Services Ltd. - H Shares	353,968	0.3
54,000		China Overseas Land & Investment Ltd.	147,557	0.1
487,000		China Railway Group Ltd. - H Shares	274,887	0.2
50,000		China Resources Land Ltd.	232,246	0.2
15,944		China Resources Microelectronics Ltd. - A Shares	119,692	0.1
53,500		China Shenhua Energy Co., Ltd. - H Shares	165,821	0.1
332,600		China State Construction Engineering Corp. Ltd. - A Shares	275,383	0.2
3,080,000	(2)	China Tower Corp. Ltd. - H Shares	333,110	0.3
128,000		China Traditional Chinese Medicine Holdings Co. Ltd.	64,177	0.1
74,000		Chinasoft International Ltd.	63,938	0.1
34,720		Chongqing Changan Automobile Co. Ltd. - A Shares	66,289	0.1
207,500		CITIC Securities Co. Ltd. - H Shares	417,851	0.4
80,000		COSCO Shipping Holdings Co., Ltd. - H Shares	87,496	0.1
268,000		COSCO Shipping Ports, Ltd.	203,485	0.2
43,000		Country Garden Services Holdings Co. Ltd. - H Shares	107,520	0.1
295,360		CSPC Pharmaceutical Group Ltd.	380,517	0.3

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
27,800		Do-Fluoride New Materials Co. Ltd. - A Shares	$ 149,984	0.1
71,600		Dong-E-E-Jiao Co. Ltd. - A Shares	391,771	0.3
528,000		Dongfeng Motor Group Co., Ltd. - H Shares	297,453	0.3
30,200		ENN Natural Gas Co. Ltd. - A Shares	78,789	0.1
345,000		Far East Horizon Ltd.	262,536	0.2
6,400		G-bits Network Technology Xiamen Co. Ltd. - A Shares	294,004	0.3
153,000		Geely Automobile Holdings Ltd.	228,645	0.2
196,500		Great Wall Motor Co. Ltd. - H Shares	291,806	0.3
122,000		Guangzhou Automobile Group Co. Ltd. - H Shares	88,219	0.1
1,615		H World Group Ltd ADR	61,822	0.1
41,400		Haier Smart Home Co. Ltd. - H Shares	137,786	0.1
19,600	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	187,680	0.2
93,200		Henan Shenhuo Coal & Power Co. Ltd. - A Shares	222,545	0.2
36,000		Huaibei Mining Holdings Co. Ltd. - A Shares	73,042	0.1
32,067		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	138,794	0.1
1,354,592		Industrial & Commercial Bank of China - H Shares	678,920	0.6
123,800		Industrial Bank Co. Ltd. - A Shares	308,616	0.3
5,000		Ingenic Semiconductor Co. Ltd. - A Shares	56,044	0.0
74,900	(1)	Inner Mongolia Yitai Coal Co. - A Shares	111,148	0.1
23,800		Jafron Biomedical Co. Ltd. - A Shares	106,538	0.1
35,602		JD.com, Inc. - Class A	1,016,358	0.9
9,200		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	54,427	0.0
45,000	(2)	Jiumaojiu International Holdings Ltd.	115,550	0.1
197,900		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	338,860	0.3
5,700		Joinn Laboratories China Co. Ltd. - A Shares	46,936	0.0
112,000		Kingboard Holdings Ltd.	370,770	0.3
128,000		Kingsoft Corp. Ltd.	408,991	0.4
360,000		Kunlun Energy Co. Ltd.	279,304	0.2
538,000		Lenovo Group Ltd.	459,477	0.4
61,000		Li Ning Co. Ltd.	490,226	0.4
10,600		LONGi Green Energy Technology Co. Ltd. - A Shares	68,762	0.1
56,600	(1),(2)	Meituan Class B	1,220,130	1.1
50,100		NetEase, Inc.	724,378	0.6
36,400	(2)	Nongfu Spring Co. Ltd. - H Shares	212,448	0.2
3,000		Orient Overseas International Ltd.	57,004	0.0
180,000		Peoples Insurance Co. Group of China Ltd. - H Shares	60,745	0.0
818,000		PetroChina Co., Ltd. - H Shares	372,216	0.3
50,050	(2)	Pharmaron Beijing Co. Ltd. - H Shares	289,579	0.2
418,000		PICC Property & Casualty Co., Ltd. - H Shares	423,479	0.4
8,722	(1)	Pinduoduo, Inc. ADR	715,553	0.6
27,200		Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	47,126	0.0
414,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	250,376	0.2
3,950		SG Micro Corp. - A Shares	98,872	0.1
60,400		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	88,533	0.1
42,050	(1)	Shanghai Baosight Software Co., Ltd. - Class B	126,937	0.1
143,600		Shanghai Construction Group Co. Ltd. - A Shares	56,243	0.0
34,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	113,637	0.1
156,100		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	260,295	0.2
5,600		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	201,946	0.2
3,700		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	169,854	0.1
58,900		Shenzhen Senior Technology Material Co. Ltd. - A Shares	190,815	0.2
15,798		Sichuan Yahua Industrial Group Co. Ltd. - A Shares	61,214	0.1
20,000		Silergy Corp.	300,059	0.3
49,600		TBEA Co. Ltd. - A Shares	150,920	0.1
90,700		Tencent Holdings Ltd.	3,429,940	3.0
287,000	(2)	Topsports International Holdings Ltd. - H Shares	184,294	0.2
31,000		Travelsky Technology Ltd. - H Shares	62,985	0.1
32,000		Tsingtao Brewery Co., Ltd. - H Shares	302,929	0.3
161,000		Uni-President China Holdings Ltd.	141,319	0.1
23,300	(2)	WuXi AppTec Co. Ltd. - H Shares	234,943	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
72,100		Xiamen C & D, Inc. - A Shares	$ 158,093	0.1
162,000	(2)	Yadea Group Holdings Ltd.	307,345	0.3
43,300		Yunnan Aluminium Co. Ltd. - A Shares	65,516	0.1
28,100		Yunnan Tin Co. Ltd. - A Shares	53,807	0.0
31,768		Zangge Mining Co. Ltd. - A Shares	138,456	0.1
19,800		Zhejiang Chint Electrics Co. Ltd. - A Shares	80,331	0.1
294,000		Zhejiang Expressway Co., Ltd. - H Shares	219,548	0.2
9,641		Zhejiang Orient Gene Biotech Co. Ltd. - A Shares	159,661	0.1
23,200		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	107,793	0.1
152,000		Zijin Mining Group Co., Ltd. - H Shares	201,744	0.2
167,200		ZTE Corp. - H Shares	366,298	0.3
6,928		ZTO Express Cayman, Inc. ADR	173,685	0.1
			35,052,713	30.5

		Colombia: 0.1%
27,760		Interconexion Electrica SA ESP	112,121	0.1

		Czech Republic: 0.5%
18,820		Komercni Banka AS	558,814	0.5

		Egypt: 0.4%
214,960		Commercial International Bank Egypt SAE	352,310	0.3
213,947		Eastern Co. SAE	112,425	0.1
			464,735	0.4

		Greece: 0.8%
11,501		Hellenic Telecommunications Organization SA	177,917	0.2
24,506		Jumbo SA	391,388	0.3
28,222		OPAP S.A.	390,776	0.3
			960,081	0.8

		India: 14.5%
101,928		Axis Bank Ltd.	1,133,053	1.0
478,746		Bharat Electronics Ltd.	621,761	0.5
6,971		Bharti Airtel Ltd.	72,849	0.1
20,276		Cholamandalam Investment and Finance Co. Ltd.	178,952	0.2
27,636		Cipla Ltd.	388,802	0.3
90,802		Coal India Ltd.	255,871	0.2
238,813		GAIL India Ltd.	279,954	0.2
26,395		HCL Technologies Ltd.	366,378	0.3
12,574		Housing Development Finance Corp.	417,960	0.4
147,501		ICICI Bank Ltd.	1,728,213	1.5
37,027		Indraprastha Gas Ltd.	201,496	0.2
5,927		Info Edge India Ltd.	293,800	0.2
93,892		Infosys Ltd.	1,908,441	1.7
142,898		ITC Ltd.	598,618	0.5
35,543		Larsen & Toubro Ltd.	908,400	0.8
54,481		Mahindra & Mahindra Ltd.	876,430	0.8
13,620		Mphasis Ltd.	341,348	0.3
356,892		NTPC Ltd.	756,196	0.7
313,677		Oil & Natural Gas Corp., Ltd.	549,613	0.5
124,188		Power Grid Corp. of India Ltd.	342,649	0.3
25,406		Reliance Industries Ltd.	854,595	0.7
21,043		Shriram Transport Finance Co. Ltd.	350,260	0.3
4,216		SRF Ltd.	123,131	0.1
61,058		Sun Pharmaceutical Industries Ltd.	787,348	0.7
18,065		Tata Consultancy Services Ltd.	758,649	0.7
837		Tata Elxsi Ltd.	72,973	0.1
56,436		Tech Mahindra Ltd.	753,131	0.6
42,649		UPL Ltd.	415,530	0.4
73,066		Vedanta Ltd.	276,222	0.2
			16,612,623	14.5

		Indonesia: 1.4%
548,000		Adaro Energy Indonesia Tbk PT	135,614	0.1
873,500		Astra International Tbk PT	337,956	0.3
2,369,900		Kalbe Farma Tbk PT	312,825	0.3
1,950,700		Sumber Alfaria Trijaya Tbk PT	384,611	0.3
226,900		United Tractors Tbk PT	446,300	0.4
			1,617,306	1.4

		Malaysia: 1.1%
334,600		Genting Bhd	334,966	0.3
74,900		Hong Leong Bank BHD	352,014	0.3
24,600		Hong Leong Financial Group Bhd	102,652	0.1
136,000		Petronas Chemicals Group Bhd	262,080	0.2
97,100		RHB Bank Bhd	123,001	0.1
61,000		Telekom Malaysia BHD	77,105	0.1
			1,251,818	1.1

		Mexico: 2.7%
317,115		Alfa SA de CV	221,885	0.2
97,153		Arca Continental SAB de CV	808,685	0.7
13,974		Coca-Cola Femsa SAB de CV - Unit	95,502	0.1
481,451		Fibra Uno Administracion SA de CV	595,638	0.5
91,391		Fomento Economico Mexicano SAB de CV - Unit	729,366	0.6
55,994		Grupo Financiero Banorte	449,397	0.4
163,000		Operadora De Sites Mexicanos SAB de CV	180,961	0.2
			3,081,434	2.7

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Peru: 0.1%
1,051		Credicorp Ltd.	$ 161,381	0.1

		Philippines: 1.0%
28,840		GT Capital Holdings, Inc.	224,761	0.2
148,100		International Container Terminal Services, Inc.	539,232	0.5
352,790		Metropolitan Bank & Trust Co.	359,487	0.3
			1,123,480	1.0

		Poland: 0.7%
30,496		Bank Polska Kasa Opieki SA	583,333	0.5
94		LPP SA	203,763	0.2
			787,096	0.7

		Qatar: 1.1%
312,432		Commercial Bank PQSC	512,058	0.4
104,502		Mesaieed Petrochemical Holding Co.	67,347	0.1
98,181		Ooredoo QPSC	239,188	0.2
61,822		Qatar Islamic Bank SAQ	414,457	0.4
			1,233,050	1.1

		Russia: –%
354,185	(3)	Alrosa PJSC	–	–
10,144,776	(3)	Inter RAO UES PJSC	–	–
15,442	(3)	Lukoil PJSC	–	–
9,459	(3)	Magnit OJSC	–	–
116,758	(3)	Mobile Telesystems OJSC	–	–
4,585	(3)	Severstal PAO	–	–
130,134	(3)	Surgutneftegas PJSC	–	–
125,422	(3)	Tatneft PJSC	–	–
13,603	(3)	X5 Retail Group N.V. - FIVEL GDR	–	–
			–	–

		Saudi Arabia: 2.7%
8,814	(1)	Al Rajhi Bank	189,788	0.2
36,344		Arab National Bank	336,038	0.3
66,412		Etihad Etisalat Co.	647,782	0.6
8,110		Riyad Bank	75,115	0.1
4,074		SABIC Agri-Nutrients Co.	157,728	0.1
27,080		Sahara International Petrochemical Co.	262,316	0.2
89,382		Saudi Electricity Co.	592,689	0.5
59,556		Saudi National Bank	820,021	0.7
			3,081,477	2.7

		Singapore: 0.2%
33,700	(2)	BOC Aviation Ltd.	266,851	0.2

		South Africa: 3.6%
48,357		Absa Group Ltd.	579,859	0.5
10,102		African Rainbow Minerals Ltd.	169,567	0.1
10,566		Bid Corp. Ltd.	204,025	0.2
31,689		Exxaro Resources Ltd.	414,305	0.4
500,710		Growthpoint Properties Ltd.	411,537	0.4
36,843		Harmony Gold Mining Co., Ltd.	133,395	0.1
39,666		Impala Platinum Holdings Ltd.	482,084	0.4
1,034		Naspers Ltd.	158,475	0.2
58,157		NEPI Rockcastle NV	343,988	0.3
28,596		Reinet Investments SCA	504,823	0.4
13,333		Sasol Ltd.	231,807	0.2
137,372		Sibanye Stillwater Ltd.	382,227	0.3
28,077		Woolworths Holdings Ltd./South Africa	106,916	0.1
			4,123,008	3.6

		South Korea: 9.7%
2,832		BGF retail Co. Ltd.	444,447	0.4
20,238		Cheil Worldwide, Inc.	375,370	0.3
727		CJ CheilJedang Corp.	219,278	0.2
6,070		CJ Corp.	356,714	0.3
7,661		DB Insurance Co. Ltd.	364,140	0.3
2,549		E-Mart, Inc.	180,306	0.2
568		F&F Co. Ltd. / New	66,311	0.1
11,074		GS Engineering & Construction Corp.	200,285	0.2
8,173		GS Holdings Corp.	303,782	0.3
23,294		Hana Financial Group, Inc.	796,703	0.7
794		Hanmi Pharm Co. Ltd.	158,750	0.1
7,352		HD Hyundai Co. Ltd.	363,519	0.3
10,392		HMM Co. Ltd.	179,097	0.1
2,785		Hyundai Glovis Co., Ltd.	377,810	0.3
368		Hyundai Mobis Co. Ltd.	60,234	0.0
3,607		Hyundai Motor Co.	469,923	0.4
18,823		KB Financial Group, Inc.	747,419	0.6
12,904		Kia Corp.	679,575	0.6
6,736		Korea Investment Holdings Co., Ltd.	299,428	0.3
1,798		KT&G Corp.	136,431	0.1
453		LG Chem Ltd.	258,587	0.2
51,366		LG Uplus Corp.	474,841	0.4
5,222		Lotte Shopping Co. Ltd.	339,399	0.3
15,507		Pan Ocean Co. Ltd.	64,509	0.1
1,767		S-1 Corp.	86,428	0.1
5,165		Samsung Electro-Mechanics Co. Ltd.	565,401	0.5
2,248		Samsung Fire & Marine Insurance Co. Ltd.	352,848	0.3
1,698		Samsung SDI Co., Ltd.	958,569	0.8
6,650		Samsung Securities Co. Ltd.	179,964	0.2
18,929		Shinhan Financial Group Co., Ltd.	548,754	0.5
50,714		Woori Financial Group, Inc.	506,630	0.4
1,516		Yuhan Corp.	67,764	0.1
			11,183,216	9.7

		Taiwan: 13.6%
90,000		ASE Technology Holding Co. Ltd.	287,842	0.3
11,000		Chailease Holding Co. Ltd.	72,604	0.1
65,000		Delta Electronics, Inc.	642,766	0.6
40,000		E Ink Holdings, Inc.	239,845	0.2
7,000		eMemory Technology, Inc.	341,628	0.3
38,200		Evergreen Marine Corp. Taiwan Ltd.	205,086	0.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
53,000	Far EasTone Telecommunications Co., Ltd.	$ 117,028	0.1
25,000	Globalwafers Co. Ltd.	388,239	0.3
41,000	HON HAI Precision Industry Co., Ltd.	134,246	0.1
173,000	Lite-On Technology Corp.	369,208	0.3
42,000	MediaTek, Inc.	1,014,880	0.9
39,000	Nan Ya Printed Circuit Board Corp.	349,229	0.3
14,000	Nien Made Enterprise Co. Ltd.	132,907	0.1
9,000	Parade Technologies Ltd.	236,197	0.2
35,000	President Chain Store Corp.	309,421	0.3
53,000	Realtek Semiconductor Corp.	550,985	0.5
234,000	Shanghai Commercial & Savings Bank Ltd./The	386,669	0.3
454,962	Taiwan Semiconductor Manufacturing Co., Ltd.	7,306,623	6.4
94,000	Unimicron Technology Corp.	483,907	0.4
49,000	Uni-President Enterprises Corp.	105,169	0.1
540,000	United Microelectronics Corp.	813,421	0.7
144,000	Vanguard International Semiconductor Corp.	391,049	0.3
405,000	Winbond Electronics Corp.	282,725	0.2
5,000	Wiwynn Corp.	144,290	0.1
91,000	Zhen Ding Technology Holding Ltd.	356,399	0.3
		15,662,363	13.6

	Thailand: 2.2%
451,400	Bangkok Commercial Asset Management PCL - Foreign	193,043	0.2
356,700	Bangkok Dusit Medical Services PCL - Foreign	307,286	0.3
29,000	Bumrungrad Hospital PCL - Foreign	187,584	0.2
69,900	Electricity Generating PCL - Foreign	341,296	0.3
115,600	Indorama Ventures PCL - Foreign	140,150	0.1
539,600	Land & Houses PCL - Foreign	147,350	0.1
97,200	PTT Exploration & Production PCL - Foreign	518,272	0.4
281,300	PTT Global Chemical PCL	385,353	0.3
101,100	SCB X PCL	303,551	0.3
		2,523,885	2.2

	Turkey: 0.3%
91,765	KOC Holding AS	349,447	0.3

	United Arab Emirates: 2.7%
187,758	Abu Dhabi Commercial Bank PJSC	500,992	0.4
192,097	Abu Dhabi Islamic Bank PJSC	503,306	0.4
327,946	Aldar Properties PJSC	425,664	0.4
302,891	Dubai Islamic Bank PJSC	469,917	0.4
404,721	Emaar Properties PJSC	672,893	0.6
153,807	Emirates NBD Bank PJSC	555,460	0.5
		3,128,232	2.7

	Total Common Stock
	(Cost $113,551,636)	108,011,070	94.0

EXCHANGE-TRADED FUNDS: 0.2%
6,260	iShares MSCI Emerging Markets ETF	247,395	0.2

	Total Exchange-Traded Funds
	(Cost $212,621)	247,395	0.2

PREFERRED STOCK: 4.3%
	Brazil: 1.5%
16,251	Centrais Eletricas Brasileiras SA	153,198	0.1
96,371	Cia Energetica de Minas Gerais	212,823	0.2
32,964	Gerdau SA	200,032	0.2
231,963	Petroleo Brasileiro SA	1,180,075	1.0
		1,746,128	1.5

	Chile: 0.4%
4,189	Sociedad Quimica y Minera de Chile SA	415,842	0.4

	South Korea: 2.4%
63,110	Samsung Electronics Co., Ltd.	2,713,836	2.4

	Total Preferred Stock
	(Cost $4,372,853)	4,875,806	4.3

RIGHTS: 0.0%
	Taiwan: 0.0%
17,153	(1) Shanghai Commercial & Savings Bank Ltd./The	7,665	0.0

	Total Rights
	(Cost $–)	7,665	0.0

	Total Long-Term Investments
	(Cost $118,137,110)	113,141,936	98.5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
1,524,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740%
	(Cost $1,524,000)	$ 1,524,000	1.3

	Total Short-Term Investments
	(Cost $1,524,000)	1,524,000	1.3

Total Investments in Securities (Cost $119,661,110)	$ 114,665,936	99.8
Assets in Excess of Other Liabilities	201,877	0.2
Net Assets	$ 114,867,813	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of November 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	22.1%
Financials	21.1
Consumer Discretionary	12.2
Communication Services	7.7
Materials	7.2
Industrials	6.8
Consumer Staples	5.8
Energy	5.0
Health Care	4.6
Utilities	3.1
Real Estate	2.7
Exchange-Traded Funds	0.2
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,194,726	$–	$–	$4,194,726
Chile	481,213	–	–	481,213
China	1,261,423	33,791,290	–	35,052,713
Colombia	112,121	–	–	112,121
Czech Republic	–	558,814	–	558,814
Egypt	–	464,735	–	464,735
Greece	–	960,081	–	960,081
India	–	16,612,623	–	16,612,623
Indonesia	–	1,617,306	–	1,617,306
Malaysia	–	1,251,818	–	1,251,818
Mexico	3,081,434	–	–	3,081,434
Peru	161,381	–	–	161,381
Philippines	–	1,123,480	–	1,123,480
Poland	–	787,096	–	787,096
Qatar	239,188	993,862	–	1,233,050
Russia	–	–	–	–
Saudi Arabia	–	3,081,477	–	3,081,477
Singapore	–	266,851	–	266,851
South Africa	1,704,257	2,418,751	–	4,123,008
South Korea	–	11,183,216	–	11,183,216
Taiwan	–	15,662,363	–	15,662,363
Thailand	–	2,523,885	–	2,523,885
Turkey	–	349,447	–	349,447
United Arab Emirates	–	3,128,232	–	3,128,232
Total Common Stock	11,235,743	96,775,327	–	108,011,070
Exchange-Traded Funds	247,395	–	–	247,395
Preferred Stock	2,161,970	2,713,836	–	4,875,806
Rights	–	7,665	–	7,665
Short-Term Investments	1,524,000	–	–	1,524,000
Total Investments, at fair value	$15,169,108	$99,496,828	$–	$114,665,936
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,330,452)	$–	$(1,330,452)
Total Liabilities	$–	$(1,330,452)	$–	$(1,330,452)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

At November 30, 2022, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	UBS AG	Call	12/02/22	USD	36.200	281,767	USD	11,135,432	$316,199	$(938,656)
iShares MSCI Emerging Markets ETF	Morgan Stanley & Co. International PLC	Call	12/16/22	USD	38.030	291,875	USD	11,534,900	207,114	(391,796)
									$523,313	$(1,330,452)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $120,046,417.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$13,054,157
Gross Unrealized Depreciation	(19,682,961)
Net Unrealized Depreciation	$(6,628,804)